THE ADVISORS' INNER CIRCLE FUND II

                      FROST VALUE EQUITY FUND (THE "FUND")

                         SUPPLEMENT DATED JULY 28, 2016
                                     TO THE
   INSTITUTIONAL CLASS SHARES PROSPECTUS AND INVESTOR CLASS SHARES PROSPECTUS
                       (TOGETHER, THE "PROSPECTUSES") AND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
                 EACH DATED NOVEMBER 28, 2015, AS SUPPLEMENTED

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

Mr. Michael Brell no longer serves as a portfolio manager of the Fund. Accordingly, effective immediately, all references to Michael Brell are deleted from the Prospectuses and SAI.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FIA-SK-038-0100